Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenues	$ 9,641,080	$ 14,532,941	$ 18,248,289
Standard Cloud Based Services [Member]
Total revenues	1,982,328	1,400,857	12,865,074
Customized cloud-based services [Member]
Total revenues		5,005,080	2,018,919
B P O Services [Member]
Total revenues	2,261,998	1,747,310	2,007,919
Business Integration Services [Member]
Total revenues	4,076,446	5,404,262	27,754
Other Revenues [Member]
Total revenues	$ 1,320,308	$ 975,432	$ 1,328,623